Segment Data - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	3
Net Sales	$ 7,394.2	$ 6,939.9	$ 6,827.3
Share of revenue from an individual country in net sales	less than 10 percent
US [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 4,288.8	$ 4,012.4	$ 3,853.9